UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
       WASHINGTON, D.C.  20549

       FORM 13F COVER PAGE

 Report for the Quarter Ended: 03/31/2008

 Check here if Amendment [  ] ; Amendment Number:
 This Amendment (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:     Clay Finlay Inc.
 Address:  200 Park Avenue
           56th Floor
           New York, NY 10016

 13F File Number:  028-02989

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      William O'Donnell
 Title:     Treasurer
 Phone:     212-557-7022
 Signature, Place, and Date of Signing:

 /s/ William O'Donnell    New York, New York    05/07/2008


 Please note Old Mutual (US) Holdings Inc. is the parent company of Clay Finlay Inc. and does not have investment discretion over transactions in CFI client portfolios.

 Report Type (Check only one.):

 [ X ]        13F HOLDINGS REPORT.

 [   ]        13F NOTICE.

 [   ]        13F COMBINATION REPORT.

 FORM 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:         2

 Form 13F Information Table Entry Total:   92

 Form 13F Information Table Value Total:   679244 (thousands)

 List of Other Included Managers:

  No.    Form 13F File Number    Name
  1      028-11931               Old Mutual (US) Holdings Inc.
  2      028-11581               Old Mutual Capital, Inc.

                                                                FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
 NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE     SHARED   NONE
 ----------------------------- ----------------- ---------- -------- -------- --- ---- ------- ---------- -------- -------- -------
 Abbott Laboratories           COM               002824100      4357    79000 SH       DEFINED  1            79000        0      0
 Banco Santander Cen-spon ADR  COM               05964H105      6685   335235 SH       DEFINED  1           335235        0      0
 Alcoa Inc.                    COM               013817101      3350    92900 SH       DEFINED  1            92900        0      0
 American Express              COM               025816109      3428    78400 SH       DEFINED  1            78400        0      0
 Apache Corp                   COM               037411105     25175   208368 SH       DEFINED  1           208368        0      0
 Apple Computer Inc.           COM               037833100      8776    61155 SH       DEFINED  1            61155        0      0
 AXA ADR                       COM               054536107     13689   379079 SH       DEFINED  1           379079        0      0
 Becton Dickinson              COM               075887109     11991   139670 SH       DEFINED  1           139670        0      0
 China Mobile HK Ltd. ADR      COM               16941M109       846    11282 SH       DEFINED  1            11282        0      0
 Taiwan Semiconductor ADR      COM               874039100      1577   153535 SH       OTHER    1, 2        127535    26000      0
 Fedex Corporation             COM               31428X106     13368   144250 SH       DEFINED  1           144250        0      0
 CRH plc ADR                   COM               12626K203      2708    70612 SH       DEFINED  1            70612        0      0
 Cadbury Schweppes-spons ADR   COM               127209302      6603   149312 SH       DEFINED  1           149312        0      0
 J.P. Morgan Chase and Co.     COM               46625H100     16465   383355 SH       DEFINED  1           383355        0      0
 Coca-Cola Femsa ADR           COM               191241108      5238    92985 SH       OTHER    1, 2         85885     7100      0
 Cisco Systems Inc.            COM               17275R102     11833   491205 SH       DEFINED  1           491205        0      0
 Cia Cervecerias Unidas ADR    COM               204429104      1022    28918 SH       OTHER    1, 2         13578    15340      0
 Corning                       COM               219350105     10159   422577 SH       DEFINED  1           422577        0      0
 Target Corporation            COM               87612E106     11834   233496 SH       DEFINED  1           233496        0      0
 TIM Participacoes ADR         COM               88706P106       506    15680 SH       OTHER    1, 2          3380    12300      0
 Fresenius Medical Care ADR    COM               358029106      8627   171449 SH       DEFINED  1           171449        0      0
 General Electric              COM               369604103     18385   496755 SH       DEFINED  1           496755        0      0
 HSBC ADR                      COM               404280406      5954    72345 SH       DEFINED  1            72345        0      0
 Research In Motion            COM               760975102     26462   235780 SH       OTHER    1, 2        230040     5740      0
 Millicom Intl Cellular S.a.   COM               L6388F110     23777   251480 SH       OTHER    1, 2        238050    13430      0
 Hewlett-Packard               COM               428236103     12144   265955 SH       DEFINED  1           265955        0      0
 ING Groep ADR                 COM               456837103      6035   161483 SH       DEFINED  1           161483        0      0
 Intel Corporation             COM               458140100      6727   317600 SH       DEFINED  1           317600        0      0
 Johnson & Johnson             COM               478160104     10288   158600 SH       DEFINED  1           158600        0      0
 Hartford Financial Services   COM               416515104     12239   161534 SH       DEFINED  1           161534        0      0
 National Bank of Greece ADR   COM               633643408      7295   690858 SH       DEFINED  1           690858        0      0
 Lowe's Companies              COM               548661107     10463   456114 SH       DEFINED  1           456114        0      0
 ICICI Bank Ltd- Spon ADR      COM               45104G104      1806    47295 SH       DEFINED  1            47295        0      0
 Merrill Lynch & Co.           COM               590188108      3062    75148 SH       DEFINED  1            75148        0      0
 Microsoft                     COM               594918104     17095   602370 SH       DEFINED  1           602370        0      0
 Marvell Technology Group      COM               G5876H105      6316   580483 SH       DEFINED  1           580483        0      0
 3M Co                         COM               88579Y101     12883   162771 SH       DEFINED  1           162771        0      0
 Mitsui & Co Ltd ADR           COM               606827202      6860    16606 SH       DEFINED  1            16606        0      0
 Petroleo Brasileiro SA ADR    COM               71654V408     36380   356286 SH       OTHER    1, 2        326976    29310      0
 Nike                          COM               654106103     18492   271941 SH       DEFINED  1           271941        0      0
 Nokia ADR                     COM               654902204      6135   192733 SH       DEFINED  1           192733        0      0
 Novo-Nordisk A/S Spons. ADR   COM               670100205      9455   136556 SH       DEFINED  1           136556        0      0
 Oracle Systems                COM               68389X105     11693   597820 SH       DEFINED  1           597820        0      0
 Syngenta Ag-ADR               COM               87160A100      8959   153114 SH       DEFINED  1           153114        0      0
 Pfizer                        COM               717081103       228    10900 SH       DEFINED  1            10900        0      0
 Potash Corp of Saskatchewan   COM               73755L107     24815   159880 SH       OTHER    1, 2        154940     4940      0
 Prudential Plc-ADR            COM               74435K204      5529   207240 SH       DEFINED  1           207240        0      0
 America Movil- S.A. ADR       COM               02364W105      1434    22514 SH       OTHER    1, 2         11614    10900      0
 Reed Elsevier plc ADR         COM               758205207      6772   132780 SH       DEFINED  1           132780        0      0
 Rio Tinto plc-Spon ADR        COM               767204100      8776    21310 SH       DEFINED  1            21310        0      0
 Siemens AG-Spon ADR           COM               826197501      6672    61246 SH       DEFINED  1            61246        0      0
 ABB ADR                       COM               000375204      7499   278561 SH       DEFINED  1           278561        0      0
 Travelers Cos Inc             COM               89417E109     10944   228710 SH       DEFINED  1           228710        0      0
 SAP ADR                       COM               803054204      2606    52569 SH       DEFINED  1            52569        0      0
 Turkcell Iletisim Hizmet ADR  COM               900111204       777    37212 SH       OTHER    1, 2         22762    14450      0
 Veolia Environment ADR        COM               92334N103      4479    64046 SH       DEFINED  1            64046        0      0
 Chevron Corp                  COM               166764100     18769   219885 SH       DEFINED  1           219885        0      0
 Staples Inc                   COM               855030102     10493   474590 SH       DEFINED  1           474590        0      0
 Wimm-Bill-Dann Foods ADR      COM               97263M109     17560   171350 SH       OTHER    1, 2        167225     4125      0
 Cia Vale do Rio Doce-ADR      COM               204412209      3355    96846 SH       OTHER    1, 2         67596    29250      0
 AU Optronics Corp-ADR         COM               002255107      5444   316700 SH       OTHER    1, 2        295861    20839      0
 Telefonica S.A. ADR           COM               879382208      8865   102468 SH       DEFINED  1           102468        0      0
 Teva Pharmaceutical ADR       COM               881624209     16159   349844 SH       OTHER    1, 2        322494    27350      0
 Texas Instruments             COM               882508104      1081    38242 SH       DEFINED  1            38242        0      0
 Total SA ADR                  COM               89151E109      3801    51354 SH       DEFINED  1            51354        0      0
 Marathon Oil Corp             COM               565849106      7497   164400 SH       DEFINED  1           164400        0      0
 Vimpel Communications ADR     COM               68370R109     14912   498907 SH       OTHER    1, 2        460557    38350      0
 BANCO BRADESCO S A            COM               059460303       504    18145 SH       DEFINED  1            18145        0      0
 News Corp Inc-Cl A            COM               65248E104      4059   216500 SH       DEFINED  1           216500        0      0
 Focus Media Holding ADR       COM               34415V109       710    20200 SH       OTHER    1, 2             0    20200      0
 Vodafone Group Plc ADR        COM               92857W209      7822   265061 SH       DEFINED  1           265061        0      0
 Western Union Co              COM               959802109      7138   335601 SH       DEFINED  1           335601        0      0
 LDK Solar Co Ltd ADR          COM               50183L107       271    10050 SH       OTHER    1, 2             0    10050      0
 The Bank of New York Mellon   COM               064058100     14403   345138 SH       DEFINED  1           345138        0      0
 Arcelormittal ADR - NY Regis  COM               03938L104      2977    36395 SH       DEFINED  1            36395        0      0